Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
September 30, 2022:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account-Money market fund	$402,112,433	$—		$—
Liabilities:
Derivative warrant liabilities-Public warrants	$666,670	—		—
Derivative warrant liabilities-Private placement warrants	$—	$333,330	$
Working Capital Loan-related party	$—	$—		$2,820,000
December 31, 2021:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account-Money market fund	$400,023,684	$—	$—
Liabilities:
Derivative warrant liabilities-Public warrants	$6,933,330	—	—
Derivative warrant liabilities-Private placement warrants	$—	$—	$3,666,670
Working Capital Loan-related party	$—	$—	$920,000

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value. There were no assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020.

		Significant Other	Significant Other
	Quoted Prices in Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Money market fund	$400,023,684	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$6,933,330	—	—
Derivative warrant liabilities - Private placement warrants	$—	$—	$3,666,670
Working Capital loan - related party	$—	$—	$920,000

Summary of Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

December 31, 2021

Exercise price	$11.50
Stock price	$9.73
Term (years)	5
Volatility	10.5%
Risk-free rate	1.44%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

December 31, 2021
Exercise price	$11.50
Stock price	$9.73
Term (yrs)	5
Volatility	10.5%
Risk-free rate	1.44%

Summary of Change in the Fair Value of Derivative Warrant Liabilities
The change in the fair value of Level 3 liabilities for the nine months ended September 30, 2022 is summarized as follows:

	Derivative Warrant Liabilities	Working Capital Loans- Related Party
Level 3 - Instruments January 1, 2021	$—	$—
Issuance of Public and Private Placement Warrants	38,400,000	—
Transfer of Public Warrants to Level 1	(24,533,330)	—
Change in fair value of derivative warrant liabilities	(10,200,000)	—
Working capital loan - related party	—	920,000

Level 3 - Instruments at December 31, 2021	3,666,670	920,000
Transfer of Private Placement Warrants from Level 3 to Level 2	(3,666,670)	—
Working capital loan - related party	—	1,400,000

Level 3 - Instruments at March 31, 2022	—	2,320,000
Working capital loan - related party	—	500,000

Level 3 - Instruments at June 30, 2022	$—	$2,820,000
Level 3 - Instruments at September 30, 2022	$—	$2,820,000

The change in the fair value of Level 3 derivative warrant liabilities for the nine months ended September 30, 2021 is summarized as follows:

	Derivative Warrant Liabilities	Working Capital Loans- Related Party
Level 3 - Instruments January 1, 2021	$—	$—
Issuance of Public and Private Placement Warrants	38,400,000	—
Transfer of Public Warrants to Level 1	(24,533,330)	—
Change in fair value of derivative warrant liabilities	200,000	—

Level 3 - Instruments at March 31, 2021	14,066,670	—
Change in fair value of derivative warrant liabilities	(6,066,670)	100,000
Working capital loan - related party	—	100,000

Level 3 - Instruments at June 30, 2021	8,000,000	100,000
Change in fair value of derivative warrant liabilities	(1,866,670)	470,000

Level 3 - Instruments at September 30, 2021	$6,133,330	$570,000

The change in the fair value of Level 3 derivative warrant liabilities for the year ended December 31, 2021 is summarized as follows:

	Derivative Warrant Liabilities	Working Capital Loans-Related Party
Level 3 - Instruments January 1, 2021	$—	$—
Issuance of Public and Private Placement Warrants	38,400,000	—
Transfer of Public Warrants to Level 1	(24,533,330)	—
Change in fair value of derivative warrant liabilities	200,000	—

Level 3 - Instruments at March 31, 2021	14,066,670	—
Change in fair value of derivative warrant liabilities	(6,066,670)	—
Working capital loan - related party	—	100,000

Level 3 - Instruments at June 30, 2021	8,000,000	100,000
Change in fair value of derivative warrant liabilities	(1,866,670)	—
Working capital loan - related party	—	470,000

Level 3 - Instruments at September 30, 2021	6,133,330	570,000
Change in fair value of derivative warrant liabilities	(2,466,660)	—
Working capital loan - related party	—	350,000

Level 3 - Instruments at December 31, 2021	$3,666,670	$920,000